(33) FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2018
Financial Instruments Tables Abstract
Schedule of financial instruments classification
				December 31, 2018
	Note	Category / Measurement	Level (*)	Carrying amount	Fair value

Asset
Cash and cash equivalent	5	(a)	Level 1	342,346	342,346
Cash and cash equivalent	5	(a)	Level 2	1,549,111	1,549,111
Derivatives	33	(a)	Level 2	640,625	640,625
Derivatives - zero-cost collar	33	(a)	Level 3	16,367	16,367
Concession financial asset - distribution	10	(a)	Level 3	7,430,149	7,430,149
				9,978,598	9,978,598

Liability
Borrowings - principal and interest	16	(b)	Level 2 (***)	5,804,704	5,778,656
Borrowings - principal and interest (**)	16	(a)	Level 2	5,631,255	5,631,255
Debentures - Principal and interest	17	(b)	Level 2 (***)	8,506,478	8,551,063
Debentures - Principal and interest (**)	17	(a)	Level 2	434,367	434,367
Derivatives	33	(a)	Level 2	31,798	31,798
				20,408,602	20,427,139

(*) Refers to the hierarchy for fair value measurement
(**) As a result of the initial designation of this financial liability, the consolidated balances reported a gain of R$ 37,421 in 2018 (R$ 21,137 in 2017).
(***) Only for disclosure purposes, in accordance with IFRS 7

Key
Category:
(a) - Measured at fair value through profit or loss
(b) - Measured at amortized cost

Schedule of derivative transactions
	Fair values (carrying amounts)
Strategy	Assets	Liabilities	Fair value, net	Values at cost, net (1)	Gain (loss) on mark to market	Currency / debt index	Currency /swap index	Maturity range	Notional

Derivatives to hedge debts designated at fair value
Exchange rate hedge
Bank Loans - Law 4.131	592,520	(10,775)	581,745	633,270	(51,525)	US$ + (Libor 3 months + 0.8% to 1.55% or 2.3% to 4.32%)	99.80% to 116% of CDI	October 2018 to March 2022	4,186,051
Bank Loans - Law 4.131	2,899	(21,023)	(18,124)	(3,972)	(14,152)	Euro + 0.42% to 0.96%	102% to 105.8% of CDI	April 2019 to March 2022	879,630

	595,418	(31,798)	563,620	629,298	(65,678)

Hedge variation price index
Debentures	23,081	-	23,081	2,070	21,012	IPCA + 5.8% to 5.86%	100.15% to 104.3% of CDI	April 2019 to August 2025	416,600

Derivatives to hedge debts not designated at fair value
Price index hedge:
Debentures	22,125	-	22,125	21,548	577	IPCA + 5.8% to 5.86%	100.15% to 104.3% of CDI	April 2019 to August 2025	70,469

Other (2):
Zero cost collar	16,367	-	16,367	-	16,367	US$	(note 32 b.1)	July 2018 to September 2020	44,083

Total	656,992	(31,798)	625,194	652,916	(27,722)

Current	309,484	(8,139)
Noncurrent	347,507	(23,659)

(1)The value at cost are the derivative amount without the respective mark to market, while the notional refers to the balance of the debt and is reduced according to the respective amortization;

(2) Due to the characteristics of this derivative (zero-cost collar), the notional amount is presented in U.S. dollar.

Schedule of derivatives
	December 31, 2017	Interests, Exchange rate variation and monetary restatements	Repayments of principal	December 31, 2018
Derivatives
to hedge debts designated at fair value	526,148	662,147	(556,927)	631,368
to hedge debts not designated at fair value	17,881	(21,817)	25,484	21,548
Others (zero-cost collar)	-	11,984	(11,984)	-
Mark-to-market (*)	9,095	(36,817)	-	(27,722)
	553,124	615,497	(543,427)	625,194

(*) The effects on profit or loss and OCI for the year ended December 31, 2018 related to the fair value adjustments (MTM) of the derivatives are: (i) a loss of R$ 14,533 for debts designated at fair value, (ii) a gain of R$ 13,407 for debts not designated at fair value and (iii) a loss of R$ 35,691 for other derivatives (zero-cost collar).

Schedule of gains or losses due to derivative instruments
	Gain (Loss) on Profit or Loss			Gain (Loss) on Comprehensive Income
Hedged risk / transaction	2018	2017	2016	2018
Interest rate variation	(19,747)	1,446	243	-
Mark to market	13,135	8,960	33,465	272
Exchange variation	672,061	(169,714)	(1,689,544)	-
Mark to market	(47,904)	(76,544)	255,849	(2,025)
	617,545	(235,852)	(1,399,988)	(1,753)

Schedule of call and put options for zero-cost collar instruments
	Assets	Liabilities	Net

As of December 31, 2016	57,715	-	57,715
Measurement at fair value	16,715	-	16,715
Net cash received from settlement of flows	(22,372)	-	(22,372)
As of December 31, 2017	52,058	-	52,058
Measurement at fair value	(23,707)	-	(23,707)
Net cash received from settlement of flows	(11,984)	-	(11,984)
As of December 31, 2018	16,367	-	16,367

Schedule of financial instrument type
			Income (expense) - R$ thousand
Instruments	Exposure R$ thousand (a)	Risk	Currency depreciation (b)	Currency appreciation / depreciation of 25%	Currency appreciation / depreciation of 50%
Financial liability instruments	(4,775,978)		(141,746)	1,087,685	2,317,116
Derivatives - Plain Vanilla Swap	4,845,349		143,805	(1,103,484)	(2,350,772)
	69,371	drop in the dollar	2,059	(15,799)	(33,656)

Financial liability instruments	(857,429)		(54,219)	173,693	401,605
Derivatives - Plain Vanilla Swap	871,755		55,125	(176,595)	(408,315)
	14,326	drop in the euro	906	(2,902)	(6,710)

Total	83,697		2,965	(18,701)	(40,366)

Effects in the accumulated comprehensive income			2,187	(12,704)	(27,594)
Effects in the profit or loss for the year			778	(5,997)	(12,772)

				Income (expense) - R$ thousand
Instruments	Exposure US$ thousand		Risk	Currency depreciation (b)	Currency appreciation / depreciation of 25%(c)	Currency appreciation / depreciation of 50%(c)
Derivatives - Zero-cost collar	44,083	(d)	dollar apprec.	(1,770)	(17,126)	(32,482)

(a) The exchange rates considered as of December 31, 2018 were R$ 3.87 per US$ 1.00 and R$ 4.44 per € 1.00.

(b) As per the exchange curves obtained from information made available by B3 S.A., with the exchange rate being considered at R$ 3.99 and R$ 4.72, and exchange depreciation at 2.97% and 6.32%, for the US$ and €, respectively, in December 31, 2018.

(c) As required by CVM Instruction 475/2008, the percentage increases in the ratios applied refer to the information made available by the B3 S.A..

(d) Owing to the characteristics of this derivative (zero-cost collar), the notional amount is presented in US$.

Schedule of interest rate variation
					Income (expense) - R$ thousand
Instruments	Exposure R$ thousand	Risk	Rate in the period	Most likely scenario (a)	Likely scenario	Raise/drop of index by 25% (b)	Raise/drop of index by 50% (b)
Financial asset instruments	2,180,549				143,262	179,078	214,893
Financial liability instruments	(7,104,019)				(466,734)	(583,418)	(700,101)
Derivatives - Plain Vanilla Swap	(5,658,788)				(371,782)	(464,728)	(557,674)
	(10,582,258)	raise of CDI	6.40%	6.57%	(695,254)	(869,068)	(1,042,882)

Financial liability instruments	(153,424)	raise of IGP-M	7.54%	3.19%	(4,894)	(6,118)	(7,341)

Financial liability instruments	(4,829,388)	raise of TJLP and TLP	6.72% and 7.42%	7.03%	(339,506)	(424,382)	(509,259)

Financial liability instruments	(1,801,795)				(60,180)	(45,135)	(30,090)
Derivatives - Plain Vanilla Swap	550,511				18,387	13,790	9,194
Concession financial asset	7,430,149				248,167	186,125	124,083
	6,178,865	drop in the IPCA	3.69%	3.34%	206,374	154,780	103,187

Sector financial asset and liability	1,508,158				98,784	74,088	49,392
Financial liability instruments	(114,117)				(7,475)	(5,606)	(3,737)
	1,394,041	drop in the SELIC	6.40%	6.55%	91,309	68,482	45,655

Total	(7,992,164)				(741,971)	(1,076,306)	(1,410,640)

Effects in the accumulated comprehensive income					753	597	442
Effects in the profit or loss for the year					(742,724)	(1,076,903)	(1,411,082)

(a) The indexes were obtained from information available in the market.

(b) In compliance with CVM Instruction 475/08, the percentages of increase were applied to the indexes in the probable scenario.

Schedule of liquidity analysis
December 31, 2018	Note	Less than 1 month	1-3 months	3 months to 1 year	1-3 years	4-5 years	More than 5 years	Total
Trade payables	15	2,368,142	29,618	325	194,898	-	138,138	2,731,121
Borrowings - principal and interest	16	204,626	686,531	2,235,355	5,630,763	2,762,770	2,765,395	14,285,440
Derivatives	33	-	32	9,908	15,695	10,327	-	35,962
Debentures - principal and interest	17	81,852	450,576	1,009,204	5,871,723	2,349,058	1,196,565	10,958,978
Regulatory charges	19	149,159	1,497	-	-	-	-	150,656
Use of public asset		782	4,435	15,715	36,137	48,193	147,643	252,905
Others	22	83,372	92,414	50,208	3,054	3,054	56,050	288,150
Consumers and concessionaires		43,022	42,992	7,598	-	-	47,831	141,443
EPE / FNDCT / PROCEL		35	4,336	33,682	-	-	-	38,052
Collections agreement		40,188	44,831	-	-	-	-	85,018
Reversal fund		127	255	1,330	3,054	3,054	8,219	16,039
Business combination		-	-	7,598	-	-	-	7,598
Total		2,887,933	1,265,103	3,320,715	11,752,270	5,173,402	4,303,791	28,703,212